BLACKROCK FUNDSSM

BlackRock Mid-Cap Growth Equity Portfolio

(the “Fund”)

Supplement dated March 15, 2018

to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,

each dated January 25, 2018, as supplemented to date

Effective March 15, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for the Fund; and (ii) contractually cap net expenses of the Fund at lower levels for the Fund’s Investor A, Investor C, Institutional, Class R, Service and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional, Class R, Service and Class K Shares. In addition, BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years. Accordingly, effective March 15, 2018, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

The section of the Investor A, Investor C, Institutional and Class R Shares Summary Prospectus entitled “Key Facts About BlackRock Mid-Cap Growth Equity Portfolio — Fees and Expenses of the Fund” and the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid-Cap Growth Equity Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 27 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4,5]	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.35%	0.30%	0.27%	0.45%
Total Annual Fund Operating Expenses[5]	1.30%	2.00%	0.97%	1.65%
Fee Waivers and/or Expense Reimbursements[3,7]	(0.25)%	(0.20)%	(0.17)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,7]	1.05%	1.80%	0.80%	1.30%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[4]	The Management Fee has been restated to reflect current fees.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.

[6]	Other Expenses have been restated to reflect current fees.

[7]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.05% (for Investor A Shares), 1.80% (for Investor C Shares), 0.80% (for Institutional Shares) and 1.30% (for Class R Shares) through January 31, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$626	$892	$1,178	$1,990
Investor C Shares	$283	$608	$1,059	$2,311
Institutional Shares	$82	$292	$520	$1,174
Class R Shares	$132	$486	$864	$1,925

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$183	$608	$1,059	$2,311

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

The fourth paragraph in the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus entitled “Management of the Fund — BlackRock” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

The seventh and eighth paragraphs in the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus entitled “Management of the Fund — BlackRock” are deleted in their entirety and replaced with the following:

Mid-Cap Growth Equity Total Annual Management Fee

Effective March 15, 2018, with respect to Mid-Cap Growth Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.70%
$1 billion — $3 billion	0.66%
$3 billion — $5 billion	0.63%
$5 billion — $10 billion	0.61%
Greater than $10 billion	0.60%

Prior to March 15, 2018, with respect to Mid-Cap Growth Equity, the maximum annual management fee that could be paid to BlackRock (as a percentage of average daily net assets) was calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.800%
$1 billion — $2 billion	0.700%
$2 billion — $3 billion	0.650%
Greater than $3 billion	0.625%

With respect to Mid-Cap Growth Equity, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	1.05%
Investor C Shares	1.80%
Institutional Shares	0.80%
Class R Shares	1.30%

[1]	The contractual caps are in effect through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The section of the Service Shares Summary Prospectus entitled “Key Facts About BlackRock Mid-Cap Growth Equity Portfolio — Fees and Expenses of the Fund” and the section of the Service Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid-Cap Growth Equity Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of Mid-Cap Growth Equity.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1,2,3]	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses[3]	1.19%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	1.05%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 30, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The Management Fee has been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of the Management Fee to reflect current fees.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 30, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.05% of average daily net assets through January 31, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$107	$364	$641	$1,431

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

The fourth paragraph in the section of the Service Shares Prospectus entitled “Management of the Fund — BlackRock” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

The seventh and eighth paragraphs in the section of the Service Shares Prospectus entitled “Management of the Fund — BlackRock” are deleted in their entirety and replaced with the following:

Mid-Cap Growth Equity Total Annual Management Fee

Effective March 15, 2018, with respect to Mid-Cap Growth Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.70%
$1 billion — $3 billion	0.66%
$3 billion — $5 billion	0.63%
$5 billion — $10 billion	0.61%
Greater than $10 billion	0.60%

Prior to March 15, 2018, with respect to Mid-Cap Growth Equity, the maximum annual management fee that could be paid to BlackRock (as a percentage of average daily net assets) was calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.800%
$1 billion — $2 billion	0.700%
$2 billion — $3 billion	0.650%
Greater than $3 billion	0.625%

With respect to Mid-Cap Growth Equity, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amount noted in the table below.

Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Service Shares	1.05%

[1]	The contractual cap is in effect through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The section of the Class K Shares Summary Prospectus entitled “Key Facts About BlackRock Mid-Cap Growth Equity Portfolio — Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid-Cap Growth Equity Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2,3]	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses[3]	0.85%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.75%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 31, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The Management Fee has been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of the Management Fee to reflect current fees.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets through January 31, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$77	$261	$462	$1,040

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

The fourth paragraph in the section of the Class K Shares Prospectus entitled “Management of the Fund — BlackRock” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

The seventh and eighth paragraphs in the section of the Class K Shares Prospectus entitled “Management of the Fund — BlackRock” are deleted in their entirety and replaced with the following:

Mid-Cap Growth Equity Total Annual Management Fee

Effective March 15, 2018, with respect to Mid-Cap Growth Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.70%
$1 billion — $3 billion	0.66%
$3 billion — $5 billion	0.63%
$5 billion — $10 billion	0.61%
Greater than $10 billion	0.60%

Prior to March 15, 2018, with respect to Mid-Cap Growth Equity, the maximum annual management fee that could be paid to BlackRock (as a percentage of average daily net assets) was calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.800%
$1 billion — $2 billion	0.700%
$2 billion — $3 billion	0.650%
Greater than $3 billion	0.625%

With respect to Mid-Cap Growth Equity, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amount noted in the table below.

Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Class K Shares	0.75%

[1]	The contractual cap is in effect through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The second paragraph in the section of the SAI entitled “Management, Advisory and Other Service Arrangements — Management Agreement” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of such Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

ALLPRSAI-MC-0318SUP